INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 7,093	$ 9,324	$ 12,363
Placement fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,189	2,814	3,764
Customer relationship intangible
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,187	2,701	3,215
Contractual development fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,717	$ 3,809	$ 5,384